Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Numerator - Basic
Net income (loss)	$ 27,874
Noncontrolling interests' share in earnings	3,458	$ 0
Net (income) loss - pre-IPO	(39,888)	0
Net income (loss) attributable to Class A-1 common stock	(8,556)	0
Numerator - Dilutive
Net income (loss) attributable to Class A-1 common stock	(8,556)	$ 0
Net income (loss) attributable to dilutive convertible units and other	(3,467)
Dilutive net income (loss) available to Class A-1 common stock	$ (12,023)
Denominator
Basic weighted average Class A-1 common stock outstanding (in shares)	187,223
Dilutive potential common shares - OP Units (in shares)	75,918
Diluted weighted average Class A-1 common stock outstanding (in shares)	263,141
Class A-1 Shares
Denominator
Basic weighted average Class A-1 common stock outstanding (in shares)	187,223	0
Diluted weighted average Class A-1 common stock outstanding (in shares)	263,141	0
Earnings per share of Class A-1 common stock
Basic (in dollars per share)	$ (0.05)	$ 0
Diluted (in dollars per share)	$ (0.05)	$ 0